Client Name:
Client Project Name:	BRAVO 2022-NQM2
Start - End Dates:	6/16/2016 - 6/3/2019
Deal Loan Count:	26

Conditions Report 2.0

Loans in Report:	26
Loans with Conditions:	19

0 - Total Active Conditions

88 - Total Satisfied Conditions

20 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Application
1 - Category: Assets
4 - Category: DTI
6 - Category: Income/Employment
1 - Category: Insurance
1 - Category: Legal Documents
2 - Category: Re-Verifications
2 - Category: Terms/Guidelines
11 - Property Valuations Review Scope
9 - Category: Appraisal
1 - Category: Property
1 - Category: Value
57 - Compliance Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
54 - Category: TILA/RESPA Integrated Disclosure
27 - Total Waived Conditions

10 - Credit Review Scope
1 - Category: Assets
2 - Category: Credit/Mtg History
2 - Category: DTI
2 - Category: Income/Employment
3 - Category: Terms/Guidelines
17 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
5 - Category: Federal Consumer Protection
1 - Category: State Rate Spread
10 - Category: TILA/RESPA Integrated Disclosure

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